Disclosure of detailed information about trade and other payables (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Trade and other payables	$ 2,335	$ 1,086
Accrued liabilities	10,363	3,978
Due to related parties	1,394	449
Accounts payable and accrued liabilities	$ 14,092	$ 5,513